Financial Instruments - TBG Impairment (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Jan. 24, 2022
TBG Impairment [Line Items]
Asset Impairment Charges	$ 498	$ 321
Asset Impairment Charges, after-tax	$ 416	$ 243
Impairment Effect on Earnings Per Share, after Tax	$ 0.30	$ 0.18
PepsiCo Beverages North America [Member]
TBG Impairment [Line Items]
Asset Impairment Charges	$ 409
Europe, Middle East & Africa (Segment) [Member]
TBG Impairment [Line Items]
Asset Impairment Charges	$ 89
Tropicana JV
TBG Impairment [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%	39.00%